RESTRUCTURING - Summary of Restructuring Program (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	$ 32	$ 22
Charges	12	37
Payments	(28)	(27)
Reversals	(1)	(1)
Currency translation adjustment		1
Restructuring reserve, ending balance	$ 15	$ 32
Restructuring Incurred Cost Statement Of Income Or Comprehensive Income Extensible Enumeration Not Disclosed Flag		Charges